INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 19, 2017
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances			$ 10	$ 23
Change in tax rate, deferred tax recovery	$ 343
Toll charge	228
Deferred tax asset on AMT credit to offset liability	88		88
Toll charge payable	140		140
Noncurrent toll charge payable	129		129
Income tax expense (recovery)			1,231	917
Increase in provisional liability	252
Provisional income tax expense	150
Deferred tax expense, undistributed foreign earnings	102
Deferred tax liability, non-current	$ 130		130
Acacia Mining PLC
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Foreign income tax liability					$ 300
Income tax provision				128
Income tax expense (recovery)		$ 172		70
Argentina
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances			$ 10	$ 23